Regulatory Capital Requirements (Narrative) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Stifel Financial Corp. [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Net capital under the alternative method	$ 1.0
Aggregate debit balances	2.00%
Our Other Broker-Dealer Subsidiaries
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Ratio of indebtedness to net capital	15
Stifel Nicolaus [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Aggregate debit balances	15.30%
Net capital	$ 228.8
Excess of minimum required net capital	$ 198.8